Schedule of Stock Options (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Granted	140,000,000
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning		5,800,000	6,300,000
Weighted Average Exercise Price Outstanding, Beginning		$ 0.00	$ 0.0049
Weighted Average Remaining Contractual Term (in years) Outstanding, Beginning			2 years 4 months 24 days
Aggregate Intrinsic Value Outstanding, Beginning
Options Outstanding, Granted
Weighted Average Exercise Price Granted
Aggregate Intrinsic Value Granted
Options Outstanding, Exercised		(4,000,000)	(500,000)
Weighted Average Exercise Price Exercised		$ 0.01	$ 0.01
Aggregate Intrinsic Value Exercised
Options Outstanding, Forfeited
Weighted Average Exercise Price Forfeited
Aggregate Intrinsic Value Forfeited
Weighted Average Remaining Contractual Term (in years) Outstanding, Ending		6 months	1 year 6 months
Aggregate Intrinsic Value Outstanding, Ending
Options Outstanding, Ending		1,800,000	5,800,000
Weighted Average Exercise Price Outstanding, Ending		$ 0.00	$ 0.00
Aggregate Intrinsic Value Outstanding, Ending
Options Exercisable, Ending		1,800,000
Weighted Average Exercise Price Exercisable, Ending		$ 0.0045
Weighted Average Remaining Contractual Term (in years) Exercisable, Ending		6 months
Aggregate Intrinsic Value Exercisable, Ending